TAXATION (Details 1)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
Pre-tax income from domestic (PRC) entities	¥ 261,743,051		¥ 248,923,620	¥ 5,669,944
Pre-tax income (loss) from foreign (non-PRC) entities	(92,151,762)		(209,177,533)	778,156,851
Income before income taxes	169,591,289	$ 26,065,704	39,746,087	783,826,795
Current income tax expense
Domestic (PRC) entities	1,152,383		3,049,504	1,408,703
Foreign (non-PRC) entities	0		0	0
Total	1,152,383		3,049,504	1,408,703
Deferred income tax expense
Domestic (PRC) entities	29,066,413		(2,489,648)	0
Foreign (non-PRC) entities	0		0	0
Total	29,066,413	4,467,426	(2,489,648)
Income tax expense (excluding withholding tax)
Domestic (PRC) entities	30,218,796		559,855	1,408,703
Withholding tax
Foreign (non-PRC) entities	17,156,250		6,051,116	86,079,287
Total income tax expense	¥ 47,375,046	$ 7,281,411	¥ 6,610,971	¥ 87,487,990